LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.02%
INVESTMENT COMPANIES–95.02%
Equity Funds–95.02%
*American Century VP-
Mid Cap Value Fund	17,694,203	$325,042,505
Capital Appreciation Fund	5,912,627	83,368,049
Total Affiliated Investments (Cost $426,968,408)		408,410,554
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.80%
INVESTMENT COMPANY–4.80%
Money Market Fund–4.80%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	20,650,416	$ 20,650,416
Total Unaffiliated Investment (Cost $20,650,416)		20,650,416

TOTAL INVESTMENTS–99.82% (Cost $447,618,824)	429,060,970
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	763,678
NET ASSETS APPLICABLE TO 32,531,198 SHARES OUTSTANDING–100.00%	$429,824,648

* Class I shares.

The following futures contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	British Pound	$244,800	$247,970	6/17/19	$—	$(3,170)
3	Euro	423,319	426,958	6/17/19	—	(3,639)
2	Japanese Yen	226,962	226,086	6/17/19	876	—
					876	(6,809)
Equity Contracts:
52	E-mini S&P 500 Index	7,378,280	7,300,121	6/21/19	78,159	—
55	E-mini S&P MidCap 400 Index	10,455,500	10,474,504	6/21/19	—	(19,004)
13	Euro STOXX 50 Index	477,148	471,046	6/21/19	6,102	—
(1)	Euro STOXX 50 Index	(36,704)	(36,068)	6/21/19	—	(636)
2	FTSE 100 Index	187,852	184,488	6/21/19	3,364	—
1	Nikkei 225 Index (OSE)	191,374	192,158	6/13/19	—	(784)
					87,625	(20,424)
Total Futures Contracts					$88,501	$(27,233)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the American Century VP Mid Cap Value Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$408,410,554	$—	$—	$408,410,554
Unaffiliated Investment Company	20,650,416	—	—	20,650,416
Total Investments	$429,060,970	$—	$—	$429,060,970
Derivatives:
Assets:
Futures Contracts	$88,501	$—	$—	$88,501
Liabilities:
Futures Contracts	$(27,233)	$—	$—	$(27,233)
There were no Level 3 investments at the beginning or end of the period.
LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Number of Shares 03/31/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.02%@
Equity Funds-95.02%@
*American Century VP - Mid Cap Value	$282,304,579	$47,962,186	$6,031,224	$(620,590)	$1,427,554	$325,042,505	17,694,203	$2,450,008	$34,424,347
*American Century VP -Capital Appreciation Fund	71,304,586	16,737,512	4,815,461	(47,507)	188,919	83,368,049	5,912,627	—	13,965,555
Total	$353,609,165	$64,699,698	$10,846,685	$(668,097)	$1,616,473	$408,410,554		$2,450,008	$48,389,902

@ As a percentage of Net Assets as of March 31, 2019.
* Class I shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
5. Subsequent Events
At a meeting held March 4-5, 2019, the Fund's Board approved a proposal that effective May 1, 2019, the Fund will have a new sub-adviser, portfolio managers from the new sub-adviser and new investment strategies. American Century Investment Management, Inc. will be added as the new sub-adviser to the Fund.
LVIP American Century Select Mid Cap Managed Volatility Fund–3